SCHEDULE OF CHANGES IN ALLOWANCE FOR CREDIT LOSSES (Details) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Subsequent Events [Abstract]
Balance at beginning of period	$ 469,383		$ 468,023
Recovery of credit losses, net	(74,838)		(73,478)
Balance at end of period	$ 394,545		$ 394,545